Related Party Transactions - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 09, 2022	Dec. 31, 2024 USD ($) venture_capital_fund	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Exercisable		3 years 4 months 9 days
Number of investments in venture capital funds | venture_capital_fund		2
De Agostini S.p.A.
Related Party Transaction [Line Items]
Economic interest, excluding treasury shares (as a percent)		42.30%
Voting interest, excluding treasury shares (as a percent)		59.50%
Son of director | Connect Ventures Two LP
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)		10.00%
Son of director | Drago Synthetic Equity Awards
Related Party Transaction [Line Items]
Unrecognized compensation expense		$ 0.5
Exercisable		1 year 9 months 18 days
Son of director | Drago Synthetic Equity Awards | Tranche one
Related Party Transaction [Line Items]
Vesting period (in years)	3 years
Vesting percentage (as a percent)	35.00%
Son of director | Drago Synthetic Equity Awards | Tranche two
Related Party Transaction [Line Items]
Vesting period (in years)	4 years
Vesting percentage (as a percent)	25.00%
Son of director | Drago Synthetic Equity Awards | Tranche three
Related Party Transaction [Line Items]
Vesting period (in years)	5 years
Vesting percentage (as a percent)	40.00%
Joint venture | Ringmaster S.r.l.
Related Party Transaction [Line Items]
Equity method investment, ownership (as a percent)		50.00%
Investments		$ 1.0	$ 1.0
Operating costs and expenses		11.0	14.0	$ 9.0
Entity with common director or management figure | Connect Ventures Two LP
Related Party Transaction [Line Items]
Amount of investment		6.0	6.0
Entity with common director or management figure | Connect Ventures One LP
Related Party Transaction [Line Items]
Gain on Sale of Investments		$ 2.0
Amount of investment			$ 2.0